Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 8, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
(1933 Act Registration No. 33-20827)
(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of the Company, transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Company’s Registration Statement on Form N-14, including exhibits (the “Registration Statement”).

This filing relates to with the proposed acquisition of all of the assets and liabilities of the Perimeter Small Cap Growth Fund (the “Acquired Fund”), a series of The Advisors’ Inner Circle Fund II (the “Trust”), by the Perimeter Small Cap Growth Fund (the “Acquiring Fund”), a series of the Company. Please note that the Acquiring Fund, is a “shell fund” that is expected to be effective by the time the Registration Statement is effective.

The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve an Agreement and Plan of Reorganization by and among the Trust, the Company and Perimeter Capital Management LLC, the investment adviser, which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the designated classes of the Acquiring Fund; (2) the distribution of the shares of designated classes of the Acquiring Fund to the shareholders of the Acquired Fund; and (3) the subsequent liquidation and termination of the Acquired Fund.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on November 8, 2009. Therefore, we would appreciate receiving any comments you may have as soon as possible so that we may be in a position to mail the Proxy Statement/Prospectus contained in the Registration Statement on or about November 10, 2009.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann